Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2025	2024
Cost:

Computers, software and manufacturing equipment	$180,563	$169,219
Leasehold improvements	251,657	247,792
Office furniture and equipment	189,065	181,574

Total cost	621,285	598,585

Total accumulated depreciation	307,513	191,155

Property, plant and equipment, net	$313,772	$407,430